Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Income, United States	$ 2,534	$ 2,782	$ 4,165
Income, Foreign	4,599	3,685	4,547
Income from continuing operations before income taxes	7,133	6,467	8,712
Undistributed Earnings of Foreign Subsidiaries	31,000
Current Tax Provision, Federal	30	328	319
Current Tax Provision, State	(21)	(37)	38
Current Tax Provision, Foreign	1,290	1,158	1,484
Current Income Tax Expense Benefit	1,299	1,449	1,841
Future Tax Provision, Federal	318	712	421
Future Tax Provision, State	134	109	(23)
Future Tax Provision, Foreign	(54)	(159)	5
Deferred income tax provision	398	662	403
Income tax expense	1,697	2,111	2,244
Attributable to items credited (charged) to equity and goodwill	$ (299)	$ (114)	$ 1,535
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%
Tax on international activities	(8.10%)	(2.00%)	(3.30%)
Tax audit settlements	(2.90%)	0.00%	(4.30%)
Other	(0.20%)	(0.40%)	(1.60%)
Effective income tax rate	23.80%	32.60%	25.80%
Tax Adjustments Settlements And Unusual Provisions			$ 371
Income Tax Credits and Adjustments		$ 68
2011 - 2012 Tax Years [Member]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions	$ 206
French Tax Law Change [Member]
Income Tax Contingency [Line Items]
Income Tax Credits and Adjustments	$ 25
Foreign Earnings Repatriation [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary		274
2015 Tax Year [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary		$ 45
Dividend Repatriation [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary			175
1998 Reorganization Otis Germany [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary			$ 265